American National Investment Accounts, Inc.

Supplement effective June 1, 2002 to the Prospectus dated May 1, 2002

On page 35, under "Administrative Services", the third paragraph is amended to read:

In order to improve the yield and total return, SM&R may from time to time voluntarily waive or reduce all or any portion of any portfolio's advisory fee, administrative fee, and/or expenses. Until December 31, 2002, SM&R has agreed to reimburse:
* the Growth Portfolio for total operating expenses in excess of 0.87% of average daily net assets;
* the Equity Income Portfolio for total operating expenses in excess of 0.79% of average daily net assets;
* the Balanced Portfolio for total operating expenses in excess of 0.81% of average daily net assets;
* the Money Market Portfolio for total operating expenses in excess of 0.56% of average daily net assets;
* the Government Bond Portfolio for total operating expenses in excess of 0.35% of average daily net assets;
* the Small-Cap/Mid-Cap Portfolio for total operating expenses in excess of 1.12% of average daily net assets;
* the High Yield Bond Portfolio for total operating expenses in excess of 0.80% of average daily net assets; and
* the International Stock Portfolio for total operating expenses in excess of 1.10% of average daily net assets;



Supplement effective June 1, 2002 to the Statement of Additional Information dated May 1, 2002

On page 42, the first full paragraph is amended to read:

Until December 31, 2002, SM&R intends to voluntarily reimburse the Growth
 Portfolio for expenses in excess of 0.87%; the Equity Income Portfolio for expenses in excess of 0.79%; the Balanced Portfolio for expenses in excess of 0.81%; the Money Market Portfolio for expenses in excess of 0.56%; the Government Bond Portfolio for expenses in excess of 0.35%; the Small-Cap/ Mid-Cap Portfolio for expenses in excess of 1.12%; the High Yield Bond Portfolio for expenses in excess of 0.80%; and the International Stock Portfolio for expenses in excess of 1.10%, of each of such Portfolio's average daily net assets. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.